Commitments and Contingencies - Future Commitments Including Minimum Royalty Payments Due in the Next Five Years (Details) $ in Thousands	Jun. 30, 2021 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	$ 10,099
Next 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	4,073
Over 1 year to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	2,066
Over 2 years to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	2,066
Over 3 years to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Commitments	$ 1,894